Derivatives (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	100.00%	100.00%
Financial liabilities at fair value	R$ (76,861)	R$ (63,204)
Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.80%	0.20%
Financial liabilities at fair value	R$ (616)	R$ (155)
Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	50.80%	54.90%
Financial liabilities at fair value	R$ (39,068)	R$ (34,646)
Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	38.90%	35.70%
Financial liabilities at fair value	R$ (29,882)	R$ (22,547)
Forward contract [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.10%	1.20%
Financial liabilities at fair value	R$ (65)	R$ (762)
Credit derivatives [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.80%	0.30%
Financial liabilities at fair value	R$ (604)	R$ (198)
Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	8.60%	7.70%
Financial liabilities at fair value	R$ (6,626)	R$ (4,896)
Not later than one month [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	10.40%	11.30%
Financial liabilities at fair value	R$ (8,002)	R$ (7,153)
Not later than one month [member] | Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(219)	(4)
Not later than one month [member] | Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,835)	(1,562)
Not later than one month [member] | Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(3,221)	(4,086)
Not later than one month [member] | Forward contract [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(55)	(762)
Not later than one month [member] | Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,672)	R$ (739)
Later than one month and not later than three months [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	7.30%	11.20%
Financial liabilities at fair value	R$ (5,618)	R$ (7,066)
Later than one month and not later than three months [member] | Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(37)	(2)
Later than one month and not later than three months [member] | Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(881)	(638)
Later than one month and not later than three months [member] | Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,973)	(5,170)
Later than one month and not later than three months [member] | Forward contract [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(5)
Later than one month and not later than three months [member] | Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,722)	R$ (1,256)
Later than three months and not later than six months [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	14.70%	14.40%
Financial liabilities at fair value	R$ (11,332)	R$ (9,108)
Later than three months and not later than six months [member] | Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(12)	(6)
Later than three months and not later than six months [member] | Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1,241)	(1,057)
Later than three months and not later than six months [member] | Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(9,214)	(7,479)
Later than three months and not later than six months [member] | Forward contract [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value
Later than three months and not later than six months [member] | Credit derivatives [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2)	(1)
Later than three months and not later than six months [member] | Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (863)	R$ (565)
Later than six months and not later than one year [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	22.30%	12.10%
Financial liabilities at fair value	R$ (17,164)	R$ (7,625)
Later than six months and not later than one year [member] | Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(53)	(5)
Later than six months and not later than one year [member] | Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,992)	(2,275)
Later than six months and not later than one year [member] | Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(12,900)	(4,247)
Later than six months and not later than one year [member] | Forward contract [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(5)
Later than six months and not later than one year [member] | Credit derivatives [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1)	(1)
Later than six months and not later than one year [member] | Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,213)	R$ (1,097)
Later than one year and not later than two years [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	11.80%	13.60%
Financial liabilities at fair value	R$ (9,056)	R$ (8,596)
Later than one year and not later than two years [member] | Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(97)	(36)
Later than one year and not later than two years [member] | Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(7,344)	(6,944)
Later than one year and not later than two years [member] | Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(901)	(786)
Later than one year and not later than two years [member] | Credit derivatives [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(7)	(8)
Later than one year and not later than two years [member] | Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (707)	R$ (822)
Later than Two Years [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
% per maturity term	33.50%	37.40%
Financial liabilities at fair value	R$ (25,689)	R$ (23,656)
Later than Two Years [member] | Derivative liabilities [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(198)	(102)
Later than Two Years [member] | Swaps [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(23,775)	(22,170)
Later than Two Years [member] | Option Agreements [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(673)	(779)
Later than Two Years [member] | Credit derivatives [member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(594)	(188)
Later than Two Years [member] | Non Deliverable Forward [Member] | Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(449)	(417)
Derivative Assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 78,208	R$ 69,045
% per maturity term	100.00%	100.00%
Derivative Assets [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 402	R$ 483
% per maturity term	0.50%	0.70%
Derivative Assets [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 22,572	R$ 15,492
% per maturity term	28.90%	22.40%
Derivative Assets [member] | Not later than one month [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1	R$ 285
Derivative Assets [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 3,142	R$ 6,261
% per maturity term	4.00%	9.10%
Derivative Assets [member] | Later than one month and not later than three months [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 28	R$ 2
Derivative Assets [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 4,073	R$ 6,031
% per maturity term	5.20%	8.70%
Derivative Assets [member] | Later than three months and not later than six months [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1
Derivative Assets [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 8,362	R$ 5,632
% per maturity term	10.70%	8.20%
Derivative Assets [member] | Later than six months and not later than one year [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 5	R$ 6
Derivative Assets [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 10,093	R$ 8,826
% per maturity term	12.90%	12.80%
Derivative Assets [member] | Later than one year and not later than two years [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 26	R$ 25
Derivative Assets [member] | Later than Two Years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 29,966	R$ 26,803
% per maturity term	38.30%	38.80%
Derivative Assets [member] | Later than Two Years [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 341	R$ 165
Derivative Assets [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 46,902	R$ 38,014
% per maturity term	59.90%	55.00%
Derivative Assets [member] | Swap contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 4,866	R$ 1,820
Derivative Assets [member] | Swap contract [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,022	370
Derivative Assets [member] | Swap contract [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,635	837
Derivative Assets [member] | Swap contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,842	2,596
Derivative Assets [member] | Swap contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	8,261	7,341
Derivative Assets [member] | Swap contract [member] | Later than Two Years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	28,276	25,050
Derivative Assets [member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 23,671	R$ 21,252
% per maturity term	30.30%	30.80%
Derivative Assets [member] | Option Agreements [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 15,610	R$ 10,599
Derivative Assets [member] | Option Agreements [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	923	3,515
Derivative Assets [member] | Option Agreements [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,443	3,788
Derivative Assets [member] | Option Agreements [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	4,283	1,913
Derivative Assets [member] | Option Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	802	683
Derivative Assets [member] | Option Agreements [Member] | Later than Two Years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	610	754
Derivative Assets [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 601	R$ 3,111
% per maturity term	0.80%	4.50%
Derivative Assets [member] | Forward contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 460	R$ 1,595
Derivative Assets [member] | Forward contract [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	74	1,167
Derivative Assets [member] | Forward contract [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	58	290
Derivative Assets [member] | Forward contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	3	56
Derivative Assets [member] | Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value		3
Derivative Assets [member] | Forward contract [member] | Later than Two Years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	6
Derivative Assets [member] | Credit derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 492	R$ 242
% per maturity term	0.60%	0.40%
Derivative Assets [member] | Credit derivatives [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 3
Derivative Assets [member] | Credit derivatives [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	10	R$ 7
Derivative Assets [member] | Credit derivatives [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	9	8
Derivative Assets [member] | Credit derivatives [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	9	22
Derivative Assets [member] | Credit derivatives [member] | Later than Two Years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	461	205
Derivative Assets [member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 6,140	R$ 5,943
% per maturity term	7.90%	8.60%
Derivative Assets [member] | Non Deliverable Forward [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,632	R$ 1,193
Derivative Assets [member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,095	1,207
Derivative Assets [member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	926	1,109
Derivative Assets [member] | Non Deliverable Forward [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,220	1,053
Derivative Assets [member] | Non Deliverable Forward [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	995	752
Derivative Assets [member] | Non Deliverable Forward [Member] | Later than Two Years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 272	R$ 629